Insurance-Related Accounts (Policyholders' Account in Life Insurance Business) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 3,642,271	¥ 3,048,202
Universal Life Insurance
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	2,611,577	2,104,646
Investments Contracts
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	885,690	816,903
Other
Policyholders Account In Life Insurance Business [Abstract]
Policyholders' account in the life insurance business	¥ 145,004	¥ 126,653